Retirement Benefits - Sensitivity Analyses of Effect of Changes in Key Assumptions on Defined Benefit Obligations (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Discount rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Percentage increase in assumption	50.00%	50.00%
Increase/(decrease) in defined benefit obligations due to increase in assumption	¥ (75,446)	¥ (74,405)
Percentage decrease in assumption	50.00%	50.00%
Increase/(decrease) in defined benefit obligations due to decrease in assumption	¥ 85,951	¥ 84,546
Average life expectancy at age 60 [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Year increase in assumption	1 year	1 year
Increase/(decrease) in defined benefit obligations due to increase in assumption	¥ 40,012	¥ 39,661